Debt, cash and cash equivalents and lease liabilities - Summary of Bond Issues (Details) $ in Millions	Dec. 31, 2020 EUR (€)	Apr. 30, 2020 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Sep. 30, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Sep. 30, 2015 EUR (€)	Sep. 30, 2014 EUR (€)	Nov. 30, 2013 EUR (€)	Mar. 31, 2011 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount	€ 19,794,000,000	€ 500,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | November 2013 EMTN ISIN FR0011625433
Disclosure of detailed information about borrowings [line items]
Annual interest rate											2.50%
Amount											€ 1,000,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2014 EMTN ISIN FR0012146777
Disclosure of detailed information about borrowings [line items]
Annual interest rate										1.125%
Amount										€ 1,000,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2014 EMTN ISIN FR0012146801
Disclosure of detailed information about borrowings [line items]
Annual interest rate										1.75%
Amount										€ 1,510,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2015 EMTN ISIN FR0012969020
Disclosure of detailed information about borrowings [line items]
Annual interest rate									0.875%
Amount									€ 500,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2015 EMTN ISIN FR0012969038
Disclosure of detailed information about borrowings [line items]
Annual interest rate									1.50%
Amount									€ 750,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | April 2016 EMTN ISIN FR0013143997
Disclosure of detailed information about borrowings [line items]
Annual interest rate								0.625%
Amount								€ 600,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | April 2016 EMTN ISIN FR00113144003
Disclosure of detailed information about borrowings [line items]
Annual interest rate								1.125%
Amount								€ 700,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2016 EMTN ISIN FR0013201621
Disclosure of detailed information about borrowings [line items]
Annual interest rate							0.00%
Amount							€ 850,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2016 EMTNISINFR0013201639
Disclosure of detailed information about borrowings [line items]
Annual interest rate							0.50%
Amount							€ 1,150,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2020 EMTNISINFR0013505104
Disclosure of detailed information about borrowings [line items]
Annual interest rate			1.00%
Amount			€ 1,000,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2020 EMTNISINFR0013505112
Disclosure of detailed information about borrowings [line items]
Annual interest rate			1.50%
Amount			€ 1,000,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324332
Disclosure of detailed information about borrowings [line items]
Annual interest rate						0.50%
Amount						€ 1,750,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324340
Disclosure of detailed information about borrowings [line items]
Annual interest rate						1.00%
Amount						€ 1,500,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324357
Disclosure of detailed information about borrowings [line items]
Annual interest rate						1.375%
Amount						€ 2,000,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324373
Disclosure of detailed information about borrowings [line items]
Annual interest rate						1.875%
Amount						€ 1,250,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2019 EMTN ISIN FR0013409836
Disclosure of detailed information about borrowings [line items]
Annual interest rate				0.00%
Amount				€ 850,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2019 EMTN ISIN FR0013409844
Disclosure of detailed information about borrowings [line items]
Annual interest rate				0.875%
Amount				€ 650,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2019 EMTN ISIN FR0013409851
Disclosure of detailed information about borrowings [line items]
Annual interest rate				1.25%
Amount				€ 500,000,000
Shelf registration statement program | March 2011 SNFISIN US80105NAG07
Disclosure of detailed information about borrowings [line items]
Annual interest rate												4.00%
Amount | $												$ 2,000
Shelf registration statement program | June 2018 SNFISINUS801060AC87
Disclosure of detailed information about borrowings [line items]
Annual interest rate					3.375%
Amount | $					$ 1,000
Shelf registration statement program | June 2018 SNFISINUS801060AD60
Disclosure of detailed information about borrowings [line items]
Annual interest rate					3.625%
Amount | $					$ 1,000